UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—February 28, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2021
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	18
Treasury Money Market Fund	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund
Investor Shares	$1,000.00	$1,000.10	$0.60
Admiral™ Shares	1,000.00	1,000.10	0.50
Federal Money Market Fund	$1,000.00	$1,000.15	$0.55
Treasury Money Market Fund	$1,000.00	$1,000.20	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund
Investor Shares	$1,000.00	$1,024.20	$0.60
Admiral Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Cash Reserves Federal Money Market Fund, 0.12% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11% and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	23.6%
8 - 30 Days	14.4
31 - 60 Days	22.4
61 - 90 Days	18.2
91 - 180 Days	21.4

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.1%)
[2]	Fannie Mae Discount Notes	0.096%	6/2/21	351,000	350,914
[2]	Fannie Mae Discount Notes	0.086%	6/9/21	180,000	179,958
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	183,000	182,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	35,000	34,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.050%	3/1/21	194,000	193,977
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.060%	3/1/21	82,000	82,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	69,125	69,140
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	59,000	59,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	36,000	36,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.075%	3/1/21	351,000	350,981
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	225,000	224,983
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	158,000	157,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	60,000	60,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.090%	3/1/21	246,000	245,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	122,000	122,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	98,000	98,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.110%	3/1/21	117,000	117,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.120%	3/1/21	99,000	99,067
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.070%	3/2/21	61,000	60,997
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.095%	3/2/21	148,000	147,993
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.095%	3/2/21	91,000	90,994

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	123,000	122,991
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	41,000	40,997
	Federal Home Loan Banks	0.100%	3/1/21	500,000	500,000
	Federal Home Loan Banks	0.110%	3/1/21	138,000	138,000
	Federal Home Loan Banks	0.080%	3/2/21	500,000	500,000
	Federal Home Loan Banks	0.080%	3/10/21	500,000	499,999
	Federal Home Loan Banks	0.080%	3/16/21	181,000	181,000
	Federal Home Loan Banks	0.110%	4/26/21	181,000	180,998
	Federal Home Loan Banks	0.045%	6/17/21	88,000	87,999
	Federal Home Loan Banks	0.045%	6/28/21	277,000	276,995
	Federal Home Loan Banks	0.050%	8/25/21	875,000	874,977
	Federal Home Loan Banks Discount Notes	0.095%	3/2/21	272,000	271,999
	Federal Home Loan Banks Discount Notes	0.096%	3/3/21	169,000	168,999
	Federal Home Loan Banks Discount Notes	0.086%–0.096%	3/5/21	382,000	381,996
	Federal Home Loan Banks Discount Notes	0.090%	3/10/21	38,000	37,999
	Federal Home Loan Banks Discount Notes	0.051%–0.090%	3/12/21	527,710	527,696
	Federal Home Loan Banks Discount Notes	0.090%–0.091%	3/17/21	389,500	389,484
	Federal Home Loan Banks Discount Notes	0.061%	3/22/21	124,000	123,995
	Federal Home Loan Banks Discount Notes	0.061%	3/23/21	124,000	123,995
	Federal Home Loan Banks Discount Notes	0.095%–0.097%	3/26/21	142,000	141,990
	Federal Home Loan Banks Discount Notes	0.064%	3/31/21	152,000	151,992
	Federal Home Loan Banks Discount Notes	0.030%–0.122%	4/5/21	676,000	675,965
	Federal Home Loan Banks Discount Notes	0.096%–0.127%	4/7/21	177,000	176,981
	Federal Home Loan Banks Discount Notes	0.101%–0.132%	4/9/21	101,120	101,107
	Federal Home Loan Banks Discount Notes	0.095%–0.122%	4/14/21	129,000	128,984
	Federal Home Loan Banks Discount Notes	0.028%–0.122%	4/16/21	780,498	780,450
	Federal Home Loan Banks Discount Notes	0.034%	4/19/21	312,000	311,985
	Federal Home Loan Banks Discount Notes	0.035%–0.122%	4/21/21	715,000	714,917
	Federal Home Loan Banks Discount Notes	0.112%–0.117%	4/23/21	319,500	319,446
	Federal Home Loan Banks Discount Notes	0.068%	4/27/21	750,000	749,917
	Federal Home Loan Banks Discount Notes	0.068%–0.075%	4/28/21	1,041,000	1,040,877
	Federal Home Loan Banks Discount Notes	0.071%–0.112%	4/30/21	503,000	502,931
	Federal Home Loan Banks Discount Notes	0.065%–0.111%	5/5/21	246,000	245,958
	Federal Home Loan Banks Discount Notes	0.065%	5/6/21	750,000	749,911
	Federal Home Loan Banks Discount Notes	0.040%–0.112%	5/7/21	1,018,000	1,017,899
	Federal Home Loan Banks Discount Notes	0.065%	5/11/21	87,000	86,989
	Federal Home Loan Banks Discount Notes	0.043%–0.049%	5/12/21	605,000	604,942
	Federal Home Loan Banks Discount Notes	0.029%	5/13/21	500,000	499,970
	Federal Home Loan Banks Discount Notes	0.050%	5/14/21	35,000	34,996
	Federal Home Loan Banks Discount Notes	0.038%	5/18/21	1,000,000	999,913
	Federal Home Loan Banks Discount Notes	0.040%–0.050%	5/19/21	1,019,600	1,019,500
	Federal Home Loan Banks Discount Notes	0.038%	5/21/21	152,000	151,986
	Federal Home Loan Banks Discount Notes	0.036%	5/25/21	500,000	499,953
	Federal Home Loan Banks Discount Notes	0.045%–0.096%	5/26/21	145,556	145,532
	Federal Home Loan Banks Discount Notes	0.038%–0.132%	5/28/21	797,029	796,920
	Federal Home Loan Banks Discount Notes	0.096%–0.101%	6/2/21	114,000	113,971
	Federal Home Loan Banks Discount Notes	0.096%	6/4/21	139,000	138,965
	Federal Home Loan Banks Discount Notes	0.096%	6/9/21	196,000	195,948
	Federal Home Loan Banks Discount Notes	0.086%–0.093%	6/16/21	429,500	429,387
	Federal Home Loan Banks Discount Notes	0.091%	6/18/21	503,000	502,863
	Federal Home Loan Banks Discount Notes	0.093%	6/25/21	35,000	34,989
	Federal Home Loan Banks Discount Notes	0.055%	8/27/21	750,000	749,792
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	257,000	257,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	21,000	21,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	400,000	400,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	272,000	272,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	124,000	124,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.050%	3/1/21	313,000	313,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	109,000	109,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.055%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	0.060%	3/19/21	375,000	375,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/1/21	65,000	65,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/29/21	60,000	60,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	152,000	152,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	75,000	75,003
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.075%	3/1/21	243,000	242,974
[3]	Federal Home Loan Banks, SOFR + 0.070%	0.090%	3/1/21	551,000	551,000
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	107,000	106,986
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	88,000	88,012
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/1/21	569,000	569,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/4/21	141,000	141,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.105%	3/1/21	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.115%	3/1/21	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.135%	3/12/21	801,000	800,998
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.140%	3/1/21	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.150%	3/1/21	196,000	196,003
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.150%	3/11/21	707,000	707,000
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.155%	3/1/21	210,000	210,003
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.155%	3/10/21	134,000	134,001
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.160%	3/1/21	143,000	143,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.180%	3/1/21	460,200	460,236
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.070%	3/5/21	30,000	30,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	178,000	178,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.120%	3/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.160%	3/1/21	100,000	99,992
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.165%	3/1/21	578,000	578,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.165%	3/1/21	325,000	325,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.170%	3/1/21	71,500	71,482
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.200%	3/1/21	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.210%	3/1/21	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.220%	3/1/21	53,000	53,011
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.095%	3/1/21	226,000	225,974
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/1/21	190,000	189,966
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/11/21	286,000	285,998
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.130%	3/1/21	23,000	22,986
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/1/21	73,000	73,000
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/16/21	57,000	57,000
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.150%	3/1/21	833,000	833,019
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.160%	3/1/21	219,000	219,009
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.170%	3/1/21	94,000	93,995
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.200%	3/1/21	350,000	350,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.210%	3/1/21	177,000	176,989
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.240%	3/1/21	10,000	10,013
	U. S. Treasury Note/Bond	2.250%	3/31/21	200,000	200,352

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.115%	4/15/21	3,250,000	3,249,533
	U.S. Cash Management Bill	0.088%	5/4/21	2,250,000	2,249,640
	U.S. Cash Management Bill	0.088%	5/11/21	2,000,000	1,999,645
	U.S. Cash Management Bill	0.088%	5/18/21	750,000	749,854
	U.S. Cash Management Bill	0.088%	6/22/21	500,000	499,859
	U.S. Cash Management Bill	0.054%	7/20/21	2,000,000	1,999,569
	U.S. Treasury Bill	0.047%–0.098%	3/2/21	1,550,000	1,549,997
	U.S. Treasury Bill	0.110%–0.115%	3/4/21	4,500,000	4,499,957
	U.S. Treasury Bill	0.079%	3/9/21	2,500,000	2,499,953
	U.S. Treasury Bill	0.120%	3/18/21	2,500,000	2,499,858
	U.S. Treasury Bill	0.088%–0.105%	3/25/21	3,500,000	3,499,770
	U.S. Treasury Bill	0.061%	3/30/21	2,400,000	2,399,874
	U.S. Treasury Bill	0.103%	4/1/21	918,000	917,920
	U.S. Treasury Bill	0.082%	4/6/21	2,361,000	2,360,799
	U.S. Treasury Bill	0.110%	4/8/21	2,265,000	2,264,737
	U.S. Treasury Bill	0.086%	4/20/21	2,250,000	2,249,719
	U.S. Treasury Bill	0.084%–0.115%	4/22/21	3,000,000	2,999,610
	U.S. Treasury Bill	0.088%	4/27/21	1,125,000	1,124,840
	U.S. Treasury Bill	0.079%–0.095%	4/29/21	3,866,000	3,865,456
	U.S. Treasury Bill	0.064%–0.110%	5/6/21	1,584,000	1,583,729
	U.S. Treasury Bill	0.110%	5/13/21	1,750,000	1,749,610
	U.S. Treasury Bill	0.090%–0.100%	5/20/21	4,250,000	4,249,117
	U.S. Treasury Bill	0.090%	6/3/21	500,000	499,883
	U.S. Treasury Bill	0.040%–0.090%	6/10/21	2,500,000	2,499,579
	U.S. Treasury Bill	0.085%	6/17/21	2,450,000	2,449,375
	U.S. Treasury Bill	0.100%	7/1/21	3,000,000	2,998,983
	U.S. Treasury Bill	0.090%	7/8/21	2,300,000	2,299,258
	U.S. Treasury Bill	0.090%	7/15/21	1,250,000	1,249,575
	U.S. Treasury Bill	0.095%	7/22/21	500,000	499,811
	U.S. Treasury Bill	0.085%	7/29/21	1,000,000	999,646
	U.S. Treasury Bill	0.070%	8/5/21	584,000	583,822
	U.S. Treasury Bill	0.060%	8/19/21	500,000	499,858
	U.S. Treasury Bill	0.045%	8/26/21	2,500,000	2,499,444
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	800,000	800,039
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	1,249,000	1,248,948
Total U.S. Government and Agency Obligations (Cost $108,536,293)					108,536,293
Repurchase Agreements (1.1%)
	Bank of Montreal (Dated 1/12/21, Repurchase Value $88,014,000, collateralized by U.S. Treasury Bill 0.000% 3/25/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 1/15/26–2/15/51 and U.S. Treasury Note/Bond 0.250%–3.125%, 6/15/23–8/15/46, with a value of $89,760,000)	0.100%	3/11/21	88,000	88,000
	DNB Bank ASA (Dated 2/26/21, Repurchase Value $184,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 4/15/21–7/15/26, with a value of $187,680,000)	0.020%	3/1/21	184,000	184,000
	Fixed Income Clearing Corp. (Dated 2/26/21, Repurchase Value $205,000,000, collateralized by U.S. Treasury Note/Bond 1.125%–1.625%, 8/31/21–12/15/22, with a value of $209,100,000)	0.010%	3/1/21	205,000	205,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Dominion Securities Inc. (Dated 2/4/21, Repurchase Value $349,017,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/24–2/15/50 and U.S. Treasury Note/Bond 0.125%–6.000%, 10/31/21–5/15/50, with a value of $355,980,000)	0.060%	3/5/21	349,000	349,000
RBC Dominion Securities Inc. (Dated 2/17/21, Repurchase Value $105,003,000, collateralized by U.S. Treasury Bill 0.000% 4/6/21, U.S. Treasury Inflation Indexed Note/Bond 0.750%, 2/15/45 and U.S. Treasury Note/Bond 0.250%–3.375%, 10/31/22–11/15/20, with a value of $107,100,000)	0.050%	3/12/21	105,000	105,000
RBC Dominion Securities Inc. (Dated 2/12/21, Repurchase Value $261,012,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 7/15/24–2/15/45 and U.S. Treasury Note/Bond 0.125%–4.250%, 6/30/22–8/15/47, with a value of $266,220,000)	0.050%	3/18/21	261,000	261,000
Total Repurchase Agreements (Cost $1,192,000)				1,192,000
Total Investments (101.2%) (Cost $109,728,293)				109,728,293
Other Assets and Liabilities—Net (-1.2%)				(1,339,463)
Net Assets (100%)				108,388,830
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $109,728,293)	109,728,293
Investment in Vanguard	4,231
Receivables for Accrued Income	7,019
Receivables for Capital Shares Issued	201,422
Other Assets	30,973
Total Assets	109,971,938
Liabilities
Due to Custodian	121
Payables for Investment Securities Purchased	1,299,739
Payables for Capital Shares Redeemed	278,700
Payables for Distributions	56
Payables to Vanguard	4,492
Total Liabilities	1,583,108
Net Assets	108,388,830
At February 28, 2021, net assets consisted of:

Paid-in Capital	108,380,595
Total Distributable Earnings (Loss)	8,235
Net Assets	108,388,830

Investor Shares—Net Assets
Applicable to 68,403,741,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,417,462
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 39,963,370,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,971,368
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	74,064
Total Income	74,064
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,288
Management and Administrative—Investor Shares	56,257
Management and Administrative—Admiral Shares	16,643
Marketing and Distribution—Investor Shares	4,801
Marketing and Distribution—Admiral Shares	1,029
Custodian Fees	280
Shareholders’ Reports—Investor Shares	421
Shareholders’ Reports—Admiral Shares	81
Trustees’ Fees and Expenses	23
Total Expenses	80,823
Expense Reduction—Note B	(16,213)
Net Expenses	64,610
Net Investment Income	9,454
Realized Net Gain (Loss) on Investment Securities Sold	99
Net Increase (Decrease) in Net Assets Resulting from Operations	9,553

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,454	1,453,568
Realized Net Gain (Loss)	99	7,454
Net Increase (Decrease) in Net Assets Resulting from Operations	9,553	1,461,022
Distributions
Investor Shares	(4,272)	(1,217,407)
Admiral Shares	(5,229)	(236,100)
Total Distributions	(9,501)	(1,453,507)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(29,268,637)	(7,024,352)
Admiral Shares	14,262,644	6,780,334
Net Increase (Decrease) from Capital Share Transactions	(15,005,993)	(244,018)
Total Increase (Decrease)	(15,005,941)	(236,503)
Net Assets
Beginning of Period	123,394,771	123,631,274
End of Period	108,388,830	123,394,771

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.011[1]	.023[1]	.016[1]	.008[1]	.0032
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.011	.023	.016	.008	.0032
Distributions
Dividends from Net Investment Income	(.0001)	(.011)	(.023)	(.016)	(.008)	(.0032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.011)	(.023)	(.016)	(.008)	(.0032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.15%	2.36%	1.59%	0.83%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,417	$97,691	$104,709	$92,898	$84,886	$100,210
Ratio of Total Expenses to Average Net Assets[3]	0.12%	0.16%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%	1.15%	2.33%	1.59%	0.82%	0.32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021 and 0.16% for 2016. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.012[1]	.024[1]	.016[1]	.009[1]	.004
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.012	.024	.016	.009	.004
Distributions
Dividends from Net Investment Income	(.0001)	(.012)	(.024)	(.016)	(.009)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.012)	(.024)	(.016)	(.009)	(.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.21%	2.42%	1.66%	0.89%	0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,971	$25,704	$18,923	$16,118	$11,997	$16,429
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.03%	1.20%	2.39%	1.65%	0.88%	0.38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In August 2020, the fund announced changes to its investment strategy and name, and a change in its designation to a "government" money market fund. The changes became effective in September 2020 and the fund was renamed Vanguard Cash Reserves Federal Money Market Fund. Additionally, the Investor Shares are closed to new investors and were converted to Admiral Shares beginning in October 2020 through 2021. Once all of the outstanding shares are converted, the class will be eliminated.
The fund invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Cash Reserves Federal Money Market Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Cash Reserves Federal Money Market Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $4,231,000, representing less than 0.01% of the fund’s net assets and 1.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses for the fund's Investor Shares in excess of the fund’s Investor Shares daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2021, Vanguard's expenses were reduced by $16,213,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	109,728,298
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(5)
Net Unrealized Appreciation (Depreciation)	(5)

Cash Reserves Federal Money Market Fund
E.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,146,846	11,146,846	69,563,942	69,564,252
Issued in Lieu of Cash Distributions	3,879	3,879	1,121,946	1,121,946
Redeemed[1]	(40,419,362)	(40,419,362)	(77,710,240)	(77,710,240)
Net Increase (Decrease)—Investor Shares	(29,268,637)	(29,268,637)	(7,024,352)	(7,024,042)
Admiral Shares
Issued[1]	29,644,820	29,644,820	22,243,645	22,243,335
Issued in Lieu of Cash Distributions	4,777	4,777	216,326	216,326
Redeemed	(15,386,953)	(15,386,953)	(15,679,637)	(15,679,637)
Net Increase (Decrease)—Admiral Shares	14,262,644	14,262,644	6,780,334	6,780,024
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares will be converted to Admiral Shares beginning in October 2020 and continuing through 2021. Investor Shares—Redeemed and Admiral Shares—Issued include $8,614,121,000 and 8,614,121,000 shares from the conversion during the period ended February 28, 2021.
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	20.5%
8 - 30 Days	20.2
31 - 60 Days	18.6
61 - 90 Days	18.2
91 - 180 Days	22.5

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
[2]	Fannie Mae Discount Notes	0.096%	6/2/21	224,000	223,945
[2]	Fannie Mae Discount Notes	0.086%	6/9/21	320,000	319,924
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	337,000	336,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.045%	3/1/21	64,000	63,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.050%	3/1/21	341,000	340,959
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.060%	3/1/21	140,000	139,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	129,000	129,028
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	111,000	111,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	61,000	61,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	268,000	267,992
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	109,000	109,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.090%	3/1/21	404,000	403,979
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	166,000	166,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	127,000	127,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	0.105%	3/1/21	85,000	85,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.110%	3/1/21	193,000	193,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.120%	3/1/21	181,000	181,121
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.070%	3/2/21	114,000	113,994
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.095%	3/2/21	159,000	158,989
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	194,000	193,986
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	58,000	57,996

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	0.080%	3/10/21	600,000	599,999
	Federal Home Loan Banks	0.080%	3/16/21	319,000	318,999
	Federal Home Loan Banks	0.045%	6/17/21	162,000	161,998
	Federal Home Loan Banks	0.045%	6/28/21	516,995	516,986
	Federal Home Loan Banks Discount Notes	0.051%–0.096%	3/3/21	327,551	327,549
	Federal Home Loan Banks Discount Notes	0.086%–0.096%	3/5/21	329,000	328,997
	Federal Home Loan Banks Discount Notes	0.351%	3/9/21	1,050,000	1,049,918
	Federal Home Loan Banks Discount Notes	0.061%–0.090%	3/10/21	71,214	71,212
	Federal Home Loan Banks Discount Notes	0.051%	3/12/21	50,000	49,999
	Federal Home Loan Banks Discount Notes	0.041%	3/17/21	50,677	50,676
	Federal Home Loan Banks Discount Notes	0.051%	3/19/21	50,151	50,150
	Federal Home Loan Banks Discount Notes	0.095%–0.097%	3/26/21	258,000	257,982
	Federal Home Loan Banks Discount Notes	0.064%	3/31/21	282,500	282,485
	Federal Home Loan Banks Discount Notes	0.096%–0.127%	4/7/21	316,000	315,966
	Federal Home Loan Banks Discount Notes	0.101%–0.132%	4/9/21	126,395	126,379
	Federal Home Loan Banks Discount Notes	0.095%	4/14/21	187,000	186,978
	Federal Home Loan Banks Discount Notes	0.122%	4/16/21	124,000	123,981
	Federal Home Loan Banks Discount Notes	0.075%	4/28/21	90,000	89,989
	Federal Home Loan Banks Discount Notes	0.112%	4/30/21	274,500	274,450
	Federal Home Loan Banks Discount Notes	0.065%–0.111%	5/5/21	445,600	445,524
	Federal Home Loan Banks Discount Notes	0.112%	5/7/21	32,000	31,993
	Federal Home Loan Banks Discount Notes	0.065%	5/11/21	163,000	162,979
	Federal Home Loan Banks Discount Notes	0.046%–0.049%	5/12/21	355,000	354,965
	Federal Home Loan Banks Discount Notes	0.050%	5/14/21	65,000	64,993
	Federal Home Loan Banks Discount Notes	0.045%–0.050%	5/19/21	545,000	544,944
	Federal Home Loan Banks Discount Notes	0.045%–0.096%	5/26/21	252,000	251,958
	Federal Home Loan Banks Discount Notes	0.096%–0.132%	5/28/21	70,955	70,937
	Federal Home Loan Banks Discount Notes	0.096%–0.101%	6/2/21	114,000	113,971
	Federal Home Loan Banks Discount Notes	0.096%	6/4/21	69,000	68,983
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	643,000	643,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	110,000	110,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.030%	3/1/21	39,000	39,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	600,000	600,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	478,000	478,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	387,000	387,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	200,000	200,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	1,250,000	1,250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	191,000	191,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/30/21	557,000	557,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.050%	3/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/1/21	110,000	110,002
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/29/21	95,000	95,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	248,000	248,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	127,000	127,006
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.075%	3/1/21	54,000	53,993
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	149,000	149,021
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/1/21	970,000	970,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.105%	3/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.115%	3/1/21	130,000	130,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.180%	3/1/21	59,000	59,004
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.070%	3/5/21	48,000	48,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	287,000	287,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	200,000	200,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.120%	3/1/21	150,000	150,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.120%	0.140%	3/1/21	46,800	46,799
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.160%	3/1/21	100,000	100,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.180%	3/1/21	290,000	290,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.200%	3/1/21	568,000	568,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.210%	3/1/21	500,000	500,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.280%	3/1/21	1,500,000	1,500,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.095%	3/1/21	205,500	205,476
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/11/21	1,800,000	1,799,995
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/1/21	157,000	157,000
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/16/21	400,000	400,002
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.150%	3/1/21	285,000	285,008
[2,3]	Federal National Mortgage Association, SOFR + 0.290%	0.310%	3/1/21	1,000,000	1,000,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.320%	3/1/21	525,000	525,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.320%	3/1/21	425,000	425,000
	U.S. Cash Management Bill	0.085%–0.115%	4/15/21	3,100,000	3,099,648
	U.S. Cash Management Bill	0.086%–0.089%	5/4/21	2,291,000	2,290,633
	U.S. Cash Management Bill	0.072%–0.088%	5/18/21	3,500,000	3,499,383
	U.S. Cash Management Bill	0.088%	5/25/21	750,000	749,841
	U.S. Cash Management Bill	0.088%	6/8/21	4,500,000	4,498,886
	U.S. Cash Management Bill	0.088%	6/15/21	3,000,000	2,999,205
	U.S. Cash Management Bill	0.078%	7/6/21	500,000	499,859
	U.S. Treasury Bill	0.098%	3/2/21	500,000	499,999
	U.S. Treasury Bill	0.083%–0.115%	3/4/21	6,750,000	6,749,943
	U.S. Treasury Bill	0.026%–0.103%	3/9/21	4,418,000	4,417,917
	U.S. Treasury Bill	0.099%–0.125%	3/11/21	4,000,000	3,999,875
	U.S. Treasury Bill	0.026%–0.082%	3/16/21	3,363,277	3,363,162
	U.S. Treasury Bill	0.048%–0.095%	3/18/21	6,650,000	6,649,742
	U.S. Treasury Bill	0.022%–0.082%	3/23/21	3,500,000	3,499,855
	U.S. Treasury Bill	0.034%–0.105%	3/25/21	4,868,535	4,868,296
	U.S. Treasury Bill	0.061%–0.112%	3/30/21	7,600,000	7,599,437
	U.S. Treasury Bill	0.090%–0.105%	4/1/21	3,800,000	3,799,667
	U.S. Treasury Bill	0.026%–0.082%	4/6/21	5,500,000	5,499,636
	U.S. Treasury Bill	0.080%–0.110%	4/8/21	4,281,150	4,280,735
	U.S. Treasury Bill	0.033%–0.103%	4/13/21	5,600,000	5,599,549
	U.S. Treasury Bill	0.028%–0.086%	4/20/21	3,500,000	3,499,729
	U.S. Treasury Bill	0.090%–0.115%	4/22/21	3,500,000	3,499,513
	U.S. Treasury Bill	0.086%–0.088%	4/27/21	3,450,000	3,449,508
	U.S. Treasury Bill	0.095%–0.110%	4/29/21	4,000,000	3,999,365
	U.S. Treasury Bill	0.064%–0.110%	5/6/21	9,000,000	8,998,524
	U.S. Treasury Bill	0.034%–0.110%	5/13/21	8,303,840	8,302,424
	U.S. Treasury Bill	0.040%–0.090%	5/20/21	5,500,000	5,499,178
	U.S. Treasury Bill	0.029%–0.089%	5/27/21	5,500,000	5,499,094
	U.S. Treasury Bill	0.060%–0.090%	6/3/21	4,250,000	4,249,178
	U.S. Treasury Bill	0.040%–0.090%	6/10/21	4,900,000	4,899,198
	U.S. Treasury Bill	0.050%	6/17/21	2,500,000	2,499,625
	U.S. Treasury Bill	0.090%	6/24/21	992,000	991,715
	U.S. Treasury Bill	0.043%	6/29/21	500,000	499,926
	U.S. Treasury Bill	0.100%	7/1/21	3,000,000	2,998,983
	U.S. Treasury Bill	0.090%	7/8/21	1,500,000	1,499,516
	U.S. Treasury Bill	0.090%	7/15/21	2,000,000	1,999,320
	U.S. Treasury Bill	0.095%	7/22/21	3,000,000	2,998,868
	U.S. Treasury Bill	0.085%	7/29/21	4,000,000	3,998,583
	U.S. Treasury Bill	0.070%	8/5/21	2,500,000	2,499,237
	U.S. Treasury Bill	0.050%	8/12/21	2,000,000	1,999,544
	U.S. Treasury Bill	0.060%	8/19/21	1,500,000	1,499,573
	U.S. Treasury Bill	0.045%	8/26/21	4,000,000	3,999,110
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	1,250,000	1,250,058
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	2,017,000	2,016,911

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	1,340,950	1,340,928
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.169%	3/2/21	2,417,950	2,417,698
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.184%	3/2/21	1,500,000	1,499,078
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.250%	3/2/21	4,500,000	4,499,179
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.330%	3/2/21	3,329,600	3,329,951
Total U.S. Government and Agency Obligations (Cost $201,507,920)					201,507,920
Repurchase Agreements (1.1%)
	Bank of Montreal (Dated 1/12/21, Repurchase Value $162,026,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/23–2/15/43 and U.S. Treasury Note/Bond 0.125%–3.125%, 9/30/22–2/15/51, with a value of $165,240,000)	0.100%	3/11/21	162,000	162,000
	DNB Bank ASA (Dated 2/26/21, Repurchase Value $91,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 4/15/21 and U.S. Treasury Note/Bond 2.000%–2.125%, 5/15/22–8/15/25, with a value of $92,820,000)	0.020%	3/1/21	91,000	91,000
	Fixed Income Clearing Corp. (Dated 2/26/21, Repurchase Value $102,000,000, collateralized by U.S. Treasury Bill 0.000%, 2/24/22, with a value of $104,040,000)	0.010%	3/1/21	102,000	102,000
	RBC Dominion Securities Inc. (Dated 2/4/21, Repurchase Value $651,031,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 4/15/22–7/15/29 and U.S. Treasury Note/Bond 0.125%–6.000%, 2/28/21–5/15/50, with a value of $664,020,000)	0.060%	3/5/21	651,000	651,000
	RBC Dominion Securities Inc. (Dated 2/9/21, Repurchase Value $334,014,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 7/15/24–2/15/51 and U.S. Treasury Note/Bond 0.250%–6.250%, 4/30/21–11/15/48, with a value of $340,680,000)	0.050%	3/11/21	334,000	334,000
	RBC Dominion Securities Inc. (Dated 2/9/21, Repurchase Value $250,010,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 7/15/24–2/15/50 and U.S. Treasury Note/Bond 0.125%–6.000%, 10/31/22–2/15/46, with a value of $255,000,000)	0.050%	3/11/21	250,000	250,000
	RBC Dominion Securities Inc. (Dated 2/17/21, Repurchase Value $195,006,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 4/15/22–2/15/51 and U.S. Treasury Note/Bond 1.125%–6.000%, 2/15/26–11/15/50, with a value of $198,900,000)	0.050%	3/12/21	195,000	195,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Dominion Securities Inc. (Dated 2/12/21, Repurchase Value $489,023,000, collateralized by U.S. Treasury Bill 0.000%, 4/15/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 1/15/23–2/15/45 and U.S. Treasury Note/Bond 0.250%–6.250%, 4/30/21–8/15/49, with a value of $498,780,000)	0.050%	3/18/21	489,000	489,000
Total Repurchase Agreements (Cost $2,274,000)				2,274,000
Total Investments (100.3%) (Cost $203,781,920)				203,781,920
Other Assets and Liabilities—Net (-0.3%)				(587,773)
Net Assets (100%)				203,194,147
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $203,781,920)	203,781,920
Investment in Vanguard	7,840
Cash	1
Receivables for Accrued Income	6,913
Receivables for Capital Shares Issued	200,620
Other Assets	7,569
Total Assets	204,004,863
Liabilities
Payables for Investment Securities Purchased	499,926
Payables for Capital Shares Redeemed	301,698
Payables for Distributions	82
Payables to Vanguard	9,010
Total Liabilities	810,716
Net Assets	203,194,147
At February 28, 2021, net assets consisted of:

Paid-in Capital	203,195,623
Total Distributable Earnings (Loss)	(1,476)
Net Assets	203,194,147

Net Assets
Applicable to 203,195,113,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	203,194,147
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	138,414
Total Income	138,414
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,283
Management and Administrative	94,846
Marketing and Distribution	12,623
Custodian Fees	519
Shareholders’ Reports	618
Trustees’ Fees and Expenses	62
Total Expenses	110,951
Expense Reduction—Note B	(1,895)
Net Expenses	109,056
Net Investment Income	29,358
Realized Net Gain (Loss) on Investment Securities Sold	254
Net Increase (Decrease) in Net Assets Resulting from Operations	29,612

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,358	1,544,028
Realized Net Gain (Loss)	254	447
Net Increase (Decrease) in Net Assets Resulting from Operations	29,612	1,544,475
Distributions
Total Distributions	(29,368)	(1,544,104)
Capital Share Transactions (at $1.00 per share)
Issued	62,315,463	142,987,799
Issued in Lieu of Cash Distributions	27,455	1,518,401
Redeemed	(56,673,623)	(79,947,875)
Net Increase (Decrease) from Capital Share Transactions	5,669,295	64,558,325
Total Increase (Decrease)	5,669,539	64,558,696
Net Assets
Beginning of Period	197,524,608	132,965,912
End of Period	203,194,147	197,524,608

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.010[1]	.022[1]	.014[1]	.006[1]	.0022
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.010	.022	.014	.006	.0022
Distributions
Dividends from Net Investment Income	(.0001)	(.010)	(.022)	(.014)	(.006)	(.0022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.010)	(.022)	(.014)	(.006)	(.0022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.03%	2.26%	1.42%	0.57%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203,194	$197,525	$132,966	$100,287	$79,452	$38,804
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.93%	2.24%	1.43%	0.60%	0.27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2021 and 0.11% for 2016. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and

Federal Money Market Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $7,840,000, representing less than 0.01% of the fund’s net assets and 3.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2021, Vanguard's expenses were reduced by $1,895,000 (an effective annual rate of less than 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	203,781,924
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(4)
Net Unrealized Appreciation (Depreciation)	(4)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $1,730,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	22.9%
8 - 30 Days	20.3
31 - 60 Days	21.1
61 - 90 Days	14.2
91 - 180 Days	21.5

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.1%)
	U.S. Cash Management Bill	0.085%–0.115%	4/15/21	1,317,000	1,316,835
	U.S. Cash Management Bill	0.053%	5/25/21	694,000	693,910
	U.S. Cash Management Bill	0.088%	6/22/21	267,000	266,925
	U.S. Cash Management Bill	0.043%–0.088%	6/29/21	839,000	838,875
	U.S. Treasury Bill	0.079%–0.098%	3/2/21	839,706	839,704
	U.S. Treasury Bill	0.083%–0.115%	3/4/21	2,047,249	2,047,233
	U.S. Treasury Bill	0.086%–0.103%	3/9/21	1,914,000	1,913,956
	U.S. Treasury Bill	0.079%	3/11/21	1,336,000	1,335,970
	U.S. Treasury Bill	0.082%	3/16/21	1,048,000	1,047,963
	U.S. Treasury Bill	0.074%	3/18/21	1,167,000	1,166,959
	U.S. Treasury Bill	0.082%	3/23/21	400,000	399,979
	U.S. Treasury Bill	0.088%–0.105%	3/25/21	2,146,000	2,145,863
	U.S. Treasury Bill	0.093%–0.102%	4/1/21	3,000,000	2,999,752
	U.S. Treasury Bill	0.103%	4/6/21	685,000	684,928
	U.S. Treasury Bill	0.110%	4/8/21	450,000	449,948
	U.S. Treasury Bill	0.028%–0.098%	4/20/21	328,290	328,252
	U.S. Treasury Bill	0.115%	4/22/21	505,000	504,916
	U.S. Treasury Bill	0.086%	4/27/21	200,000	199,971
	U.S. Treasury Bill	0.079%	4/29/21	1,875,000	1,874,754
	U.S. Treasury Bill	0.064%–0.110%	5/6/21	1,882,000	1,881,725
	U.S. Treasury Bill	0.110%	5/13/21	250,000	249,944
	U.S. Treasury Bill	0.040%	5/20/21	1,345,000	1,344,880
	U.S. Treasury Bill	0.029%–0.089%	5/27/21	1,459,000	1,458,822
	U.S. Treasury Bill	0.090%	6/10/21	500,000	499,874
	U.S. Treasury Bill	0.043%–0.088%	6/29/21	406,000	405,878
	U.S. Treasury Bill	0.100%	7/1/21	694,000	693,765
	U.S. Treasury Bill	0.090%	7/8/21	858,000	857,723
	U.S. Treasury Bill	0.090%	7/15/21	888,000	887,698
	U.S. Treasury Bill	0.095%	7/22/21	822,000	821,690
	U.S. Treasury Bill	0.085%	7/29/21	500,000	499,823
	U.S. Treasury Bill	0.070%	8/5/21	650,000	649,802
	U.S. Treasury Bill	0.050%	8/12/21	818,000	817,814
	U.S. Treasury Bill	0.060%	8/19/21	750,000	749,786
	U.S. Treasury Bill	0.045%	8/26/21	500,000	499,889
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	400,000	400,015
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	869,706	869,689
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.085%	3/2/21	711,000	710,991
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.144%	3/2/21	350,000	350,060
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.169%	3/2/21	900,000	899,932

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.184%	3/2/21	700,000	699,570
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.250%	3/2/21	1,075,000	1,074,861
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.330%	3/2/21	1,152,280	1,152,476
Total U.S. Government and Agency Obligations (Cost $39,533,400)					39,533,400
Total Investments (102.1%) (Cost $39,533,400)					39,533,400
Other Assets and Liabilities—Net (-2.1%)					(797,036)
Net Assets (100%)					38,736,364
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $39,533,400)	39,533,400
Investment in Vanguard	1,479
Receivables for Accrued Income	1,000
Receivables for Capital Shares Issued	127,559
Other Assets	3,298
Total Assets	39,666,736
Liabilities
Payables for Investment Securities Purchased	838,875
Payables for Capital Shares Redeemed	89,824
Payables for Distributions	46
Payables to Vanguard	1,627
Total Liabilities	930,372
Net Assets	38,736,364
At February 28, 2021, net assets consisted of:

Paid-in Capital	38,736,422
Total Distributable Earnings (Loss)	(58)
Net Assets	38,736,364

Net Assets
Applicable to 38,733,382,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,736,364
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	26,040
Total Income	26,040
Expenses
The Vanguard Group—Note B
Investment Advisory Services	439
Management and Administrative	14,514
Marketing and Distribution	2,425
Custodian Fees	58
Shareholders’ Reports	37
Trustees’ Fees and Expenses	5
Total Expenses	17,478
Net Investment Income	8,562
Realized Net Gain (Loss) on Investment Securities Sold	51
Net Increase (Decrease) in Net Assets Resulting from Operations	8,613

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,562	331,186
Realized Net Gain (Loss)	51	507
Net Increase (Decrease) in Net Assets Resulting from Operations	8,613	331,693
Distributions
Total Distributions	(8,563)	(331,197)
Capital Share Transactions (at $1.00 per share)
Issued	12,579,375	36,588,228
Issued in Lieu of Cash Distributions	7,866	302,542
Redeemed	(12,397,892)	(26,772,445)
Net Increase (Decrease) from Capital Share Transactions	189,349	10,118,325
Total Increase (Decrease)	189,399	10,118,821
Net Assets
Beginning of Period	38,546,965	28,428,144
End of Period	38,736,364	38,546,965

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002[1]	.010[1]	.022[1]	.014[1]	.005[1]	.0017
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.010	.022	.014	.005	.0017
Distributions
Dividends from Net Investment Income	(.0002)	(.010)	(.022)	(.014)	(.005)	(.0017)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.010)	(.022)	(.014)	(.005)	(.0017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.05%	2.25%	1.43%	0.54%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,736	$38,547	$28,428	$18,911	$15,639	$12,803
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.04%	0.95%	2.23%	1.43%	0.55%	0.18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016. For the six months ended February 28, 2021, and the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Treasury Money Market Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective March 2021, it was announced that Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $1,479,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,533,400
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $109,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Management has determined that no other events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of share of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

VANGUARD MONEY MARKET RESERVES

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference